Shareholder Report, Average Annual Return (Details) 193212_Relative Strength Managed Volatility Strategy ETF_TF_TSR Annual {TF}	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Relative Strength Managed Volatility Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Relative Strength Managed Volatility Strategy ETF NAV
Average Annual Return, Percent		10.63%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		18.75%